Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Parties
2 6 .	Related parties
The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Entity or Individual	Relationship with the Company
Mr. Xiaopeng He	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer
Guangzhou Huitian Aerospace Technology Co., Ltd. (“Guangzhou Huitian”)	A Company Significantly Influenced by the Principal Shareholder
Guangdong Huitian Aerospace Technology Co., Ltd. (“Guangdong Huitian”)	A Company Significantly Influenced by the Principal Shareholder
Guangzhou Zhongpeng Investment and Development Co., Ltd.	A Company Controlled by the Principal Shareholder
Dogotix	A Company Controlled by the Principal Shareholder
Shenzhen Pengxing Smart Co., Ltd	A Company Controlled by the Principal Shareholder
Shenzhen Pengxing Smart Research Co., Ltd.	A Company Controlled by the Principal Shareholder
(1) Since January 2021, Guangzhou Huitian and Guangdong Huitian were controlled by the principal shareholder. In October 2021, upon the completion of Huitian’s A round of fund raising, Guangzhou Huitian and Guangdong Huitian became significantly influenced by the principal shareholder from being controlled by the principal shareholder.
(2) Major transactions with related parties:
(i)
Non-trade
in nature
For the year ended December 31, 2020, the loans from a principal shareholder amounted to RMB1,063,434 and was repaid as of December 31, 2020 (2019 and 2021: nil). The interest expenses on the loans from a principal shareholder was RMB5,922 (2019 and 2021: nil).
(ii) Trade in nature
For the years ended December 31, 2019, 2020 and 2021, the rental expenses to a company controlled by the principal shareholder amounted to nil, RMB10,150 and RMB10,150, respectively.
For the year ended December 31, 2020, the purchase of fixed assets and the rental income from a company controlled by the principal shareholder amounted to RMB999 and RMB166, respectively.
For the year ended December 31, 2021, the purchase of fixed assets, the purchase of service and the rental income from the companies controlled by the principal shareholder amounted to RMB698
,
RMB101 and
 RMB862, respectively.
For the year ended December 31, 2021, the purchase of fixed assets, the purchase of service and the rental income from the companies significantly influenced by the principal shareholder amounted to RMB2,793, RMB54 and RMB40, respectively.
For the year ended December 31, 2021, the operation support service and goods provided to the companies controlled by the principal shareholder amounted to RMB36,857 and RMB140, respectively.
For the year ended December 31, 2021, the operation support service provided to the companies significantly influenced by the principal shareholder amounted to RMB2,300.
(3) Amounts due from related parties:
As of December 31, 2020, amounts due from related parties amounting to RMB682 represents the receivables for the services provided to a company controlled by the principal shareholder.
As of December 31, 2021, amounts due from related parties represents
: (i)
the receivables for operation support service amounting to RMB15,804 to the companies controlled by the principal shareholder
, and
(ii) the receivables for operation support service and
the prepayment for fixed assets amounting to
RMB15,403 and
RMB1,578
, respectively,
 to the companies significantly influenced by the principal shareholder.
(4) Amounts due to related parties:
As of December 31, 2020, amounts due to related parties represent the payables for rental expenses and the payables for asset purchased amounting to RMB11,063 and RMB999, respectively, to a company controlled by the principal shareholder.
As of December 31, 2021, amounts due to related parties represents: (i) the payables for rental expenses amounting to
 RMB22,126 to a company controlled by the principal shareholder, and
 (ii)
the payables for asset purchased amounting to RMB2,793 to a company significantly influenced
by the principal shareholder.